RENTAL EXPENSE AND LEASE COMMITMENTS - Commitments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Operating lease commitments
Gross minimum rental commitments (including vacant space below) for 2017	$ 1,414
Gross minimum rental commitments (including vacant space below) for 2018	1,328
Gross minimum rental commitments (including vacant space below) for 2019	1,218
Gross minimum rental commitments (including vacant space below) for 2020	1,016
Gross minimum rental commitments (including vacant space below) for 2021	796
Gross minimum rental commitments (including vacant space below) beyond 2021	1,111
Vacant space for 2017	42
Vacant space for 2018	29
Vacant space for 2019	20
Vacant space for 2020	15
Vacant space for 2021	11
Vacant space beyond 2021	9
Sublease income commitments for 2017	12
Sublease income commitments for 2018	8
Sublease income commitments for 2019	6
Sublease income commitments for 2020	3
Capital lease commitments
Capital lease commitments for 2017	1
Capital lease commitments for 2018	2
Capital lease commitments for 2019	2
Capital lease commitments for 2020	$ 2